Other Income	12 Months Ended
Jun. 30, 2025
Other Income [Abstract]
Other income	Note 7. Other income
	Consolidated
	30 June 2025	30 June 2024
	$	$
Foreign exchange gain	155,906	3,571
Research & Development - tax incentive	247,487	143,313
Other income	403,393	146,884